BORROWINGS - Long-term Other Borrowings (Details) $ in Thousands, ₨ in Millions	1 Months Ended				12 Months Ended
	Jan. 31, 2022 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($) installment	Jan. 31, 2018 USD ($) installment	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	May 31, 2020 PKR (₨)	Oct. 31, 2019 USD ($) installment	Nov. 30, 2018 USD ($) installment
Long-term other borrowings [Abstract]
Long-term other borrowings					$ 3,825	$ 6,205
Less: Current portion of long-term other borrowings					(3,487)	(4,404)
Non-current portion of long term other borrowings					338	1,801
Financed amount					1,000	2,700
IBM Credit LLC [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings						180
Hewlett-Packard Financial Services Co. [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings					155	511
IPFS Corporation [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings					1,696	1,008
First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings					1,626	3,149
JS Bank Limited [Member]
Long-term other borrowings [Abstract]
Long-term other borrowings					$ 348	1,357
Bottom of Range [Member]
Long-term other borrowings [Abstract]
Interest rate					5.40%
Bottom of Range [Member] | IPFS Corporation [Member]
Long-term other borrowings [Abstract]
Interest rate					4.60%
Top of Range [Member]
Long-term other borrowings [Abstract]
Interest rate					9.76%
Top of Range [Member] | IPFS Corporation [Member]
Long-term other borrowings [Abstract]
Interest rate					5.00%
LIBOR [Member]. | Bottom of Range [Member] | PNC Term Loan [Member]
Long-term other borrowings [Abstract]
Interest rate					(0.50%)
LIBOR [Member]. | Top of Range [Member] | PNC Term Loan [Member]
Long-term other borrowings [Abstract]
Interest rate					1.75%
IBEX Global Jamaica Limited [Member]
Long-term other borrowings [Abstract]
Non-revolving demand loan			$ 600
Number of equal monthly installments for repayment of debt | installment			36
Credit facility term			30 months
IBEX Global Jamaica Limited [Member] | First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Interest rate	6.00%
Non-revolving demand loan	$ 500		$ 2,000	$ 1,400				$ 800	$ 1,200
Maturity date				January 31, 2023
Number of equal monthly installments for repayment of debt | installment			36	54				36	60
Credit facility term	36 months		30 months
Additional credit facility term	24 months
IBEX Global Jamaica Limited [Member] | January 2018 [Member]
Long-term other borrowings [Abstract]
Financed amount					$ 200	500
IBEX Global Jamaica Limited [Member] | November 2018 [Member]
Long-term other borrowings [Abstract]
Financed amount					400	700
IBEX Global Jamaica Limited [Member] | October 2019 [Member]
Long-term other borrowings [Abstract]
Financed amount					100	400
IBEX Global Jamaica Limited [Member] | March 2020 [Member]
Long-term other borrowings [Abstract]
Financed amount					200	400
IBEX Global Jamaica Limited [Member] | March 2020 [Member] | First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Financed amount					$ 700	1,200
IBEX Global Jamaica Limited [Member] | Fixed Interest Rate [Member]
Long-term other borrowings [Abstract]
Interest rate			7.00%
IBEX Global Jamaica Limited [Member] | Fixed Interest Rate [Member] | First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Interest rate			7.00%	7.00%				7.00%
IBEX Global Jamaica Limited [Member] | LIBOR [Member]. | First Global Bank Limited Demand loan [Member]
Long-term other borrowings [Abstract]
Interest rate									5.26%
Maturity date					P6M
Interest rate floor									7.00%
Ibex Global Solutions, Inc. [Member] | JS Bank Limited [Member]
Long-term other borrowings [Abstract]
Financed amount					$ 200	800
Interest rate		3.00%					3.00%
Non-revolving demand loan		$ 1,000					₨ 165
Credit facility term		2 years
Virtual World (Private) Limited [Member] | JS Bank Limited [Member]
Long-term other borrowings [Abstract]
Financed amount					$ 100	$ 600
Interest rate		3.00%					3.00%
Non-revolving demand loan		$ 800					₨ 120
Credit facility term		2 years